Operating Segment - Disclosure of Reconciliation of Segment Revenue to Profit or Loss and Other Comprehensive Income (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Operating Segments
Total segment revenue	$ 89,590	$ 104,153	$ 136,842
Intersegment eliminations	(9,551)	(14,088)	(24,922)
Total external revenue	$ 80,039	$ 90,065	$ 111,920